Changes in Equity and Earnings per Share - Summary of Changes in Issued Capital and Treasury Shares (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of classes of share capital [line items]
At the end of the previous year	2,019,000,000
Changes during the period	0
At the end of the current year	2,019,000,000
At the end of the previous year	$ 1,736
Changes during the period	0
At the end of the current year	1,736
Changes during the period	$ (1,717)	$ (792)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
At the end of the current year	1,797,000,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
Restricted shares	222,042,165
At the end of the previous year	43,800,000
Changes during the period	22,800,000
At the end of the current year	66,600,000
Treasury shares [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	$ (3,886)
Changes during the period	(1,138)	$ (692)
At the end of the current year	(5,024)
Treasury shares on use [member]
Disclosure of classes of share capital [line items]
At the end of the previous year	(5,406)
Changes during the period	(579)
At the end of the current year	$ (5,985)